As filed with the Securities and Exchange Commission on September 23, 2013

Registration No. 333-190410

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (317) 917-7000

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 6211

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, of the Dana Large Cap Equity Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-22208)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

EPIPHANY FUNDS

106 Decker Court, Suite 226

Irving, Texas 75062

September 16, 2013

Dear Shareholder:

On behalf of the Board of Trustees of the Epiphany Funds (the “Trust”), we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the Trust with respect to the Dana Large Cap Core Fund (the “Fund”), a series of the Trust, to be held on October 22, 2013, at 10:00 a.m. Central Time, at the offices of the Trust and its investment adviser Trinity Fiduciary Partners, LLC, 106 Decker Court, Suite 226, Irving, TX 75062, and any adjournments or postponements thereof.

At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of July 24, 2013, by and between the Trust and Valued Advisers Trust on behalf of the Dana Large Cap Equity Fund (the “Acquiring Fund “), a separate series of the Valued Advisers Trust. If approved, the Fund will be reorganized with and into the Acquiring Fund.

Dana Investment Advisors, Inc. (“Dana Investment Advisors”) has served as the sub-adviser to the Fund and has provided the same portfolio managers to the Fund since the Fund’s inception. Trinity Fiduciary Partners LLC (“Trinity”) serves as the Fund’s investment adviser. Dana Investment Advisors believes the shareholders of the Fund will benefit from the reorganization with and into the Acquiring Fund where Dana Investment Advisors will serve as the investment adviser to the Fund. The Fund is not screened using the FFV Scorecard®, which sets itself apart from all of the other funds in the Trust. The reorganization will allow the Fund to reach out to more prospective investors outside of the socially responsible investment arena. Dana Investment Advisors believes there will be increased opportunities for asset growth and anticipated economies of scale to be realized from the reorganization. The Trust’s other funds will remain in the Trust and continue to be managed in accordance with the FFV Scorecard® screening based on faith and family values principles. The Board of Trustees unanimously approved the Agreement and Plan of Reorganization and recommends that you vote FOR the proposal.

The details of the proposed Agreement and Plan of Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own. In order to conduct the Special Meeting, a quorum of a majority of the outstanding shares of the Fund entitled to vote must be represented in person or by proxy. Please vote promptly.

If you have any questions on the reorganization, please call 1-800-320-2185.

Sincerely,

Samuel J. Saladino, III

President

Epiphany Funds

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the proposal, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on October 22, 2013?

A.	The Board of Trustees of the Epiphany Funds (the “Trust”) has called the Special Meeting at which you will be asked to vote on the reorganization (the “Reorganization”) of the Dana Large Cap Core Fund (the “Fund”) into the Dana Large Cap Equity Fund (the “Acquiring Fund”), a series of the Valued Advisers Trust. If shareholders of the Fund do not vote to approve the Reorganization, the Trustees of the Fund will consider other possible courses of action in the best interests of shareholders.

Q.	Has the Board approved the Reorganization?

A.	Yes. The Board of Trustees has determined that the Reorganization is in the best interests of the shareholders of the Fund and recommends that you vote in favor of the Reorganization.

Q.	What will happen to my existing shares?

A.	Your shares of the Fund will be exchanged for shares of the Acquiring Fund. You will not pay any sales charges in connection with the Reorganization. Although the price of the new shares of the Acquiring Fund may be different from the price of your current shares of the Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.	How do the investment objectives and principal strategies of the Fund and the Acquiring Fund compare?

A.	The investment objectives of the Fund and the Acquiring Fund are identical. Both Funds seek long-term growth of capital.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization. After the Reorganization, in the normal course of business the Acquiring Fund may dispose of certain securities received by it from the Fund. Such sales may result in transaction costs, which will be indirectly borne by shareholders.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about October 28, 2013.

Q.	Who will pay for the Reorganization?

A.	The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging and postage, will be paid by Dana Investment Advisors.

1

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is intended to have no direct or indirect federal income tax consequences for you. However, the sale of securities by the Fund prior to the Reorganization could result in taxable gains to its shareholders. After the Reorganization, the Acquiring Fund may dispose of certain securities received by it from the Fund. Such sales may result in capital gains (or losses) to shareholders. Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.	Will the Reorganization result in new or higher fees for shareholders?

A.	The Reorganization is expected to result in slightly lower expenses for shareholders. Dana Investment Advisors will be paid a fee equal to 0.70% of the Acquiring Fund’s average daily net assets which is the same management fee currently paid by the Fund. While fees for certain services such as accounting and administrative fees will increase, the overall expense ratio for the Acquiring Fund should be slightly less than that of the Fund.

Q.	Will expenses continue to be capped following the Reorganization?

A.	Yes. Dana Investment Advisors will cap expenses of the Acquiring Fund to 0.73% of the Fund’s total annual fund operating expenses for each of Class A and N shares. The expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder servicing plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The expense limitation will remain in place until February 28, 2017.

Q.	Will exchange privileges of my Fund change?

A.	Yes. Currently you may exchange shares of your Fund with those of another fund in the Epiphany Funds. That Trust currently offers 4 other series of funds. Once the Fund becomes part of the Valued Advisers Trust, you will not be able to exchange shares of the Fund for shares of any other mutual fund that is part of the Valued Advisers Trust.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of the Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees of the Trust will take such action as it deems to be in the best interests of the Fund and its shareholders.

Q.	Will Dana Investment Advisors or Trinity benefit from the Reorganization?

A.	Dana Investment Advisors currently sub-advises the Fund pursuant to a sub-advisory agreement with Trinity which continues until December 2013. Assuming approval of the Reorganization, the Fund would no longer be a series of the Epiphany Funds and would no longer be advised by Trinity. In consideration for its cooperation and assistance during the Reorganization process, Dana Investment Advisors has agreed to pay Trinity $40,000.

2

Q.	Who should I call with questions about this proxy?

A.	If you have any questions regarding this proxy, please contact the Fund by calling toll-free 1-800-320-2185.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT!

3

EPIPHANY FUNDS

106 Decker Court, Suite 226

Irving, Texas 75062

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on October 22, 2013

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of Epiphany Funds (the “Trust”) with respect to the Dana Large Cap Core Fund (the “Fund”), will be held at the offices of the Trust and its investment adviser Trinity Fiduciary Partners, LLC, 106 Decker Court, Suite 226, Irving, TX 75062, at 10:00 am, Central Time, on October 22, 2013, and any adjournments or postponements thereof for the purpose of considering the proposal set forth below:

1.	Approval of the Agreement and Plan of Reorganization that provides for: (i) the transfer of all of the assets and liabilities of the Dana Large Cap Core Fund in exchange for shares of the Dana Large Cap Equity Fund (“Acquiring Fund”), a series of the Valued Advisers Trust; and (ii) the distribution of shares of the Acquiring Fund so received to shareholders of the Fund.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Shareholders of record as of the close of business on August 30, 2013 are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting.

By Order of the Board of Trustees,

C.Elizabeth Fahy

Secretary

September 16, 2013

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE ON THE PROXY CARD. IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Dated September 16, 2013

Relating to the acquisition of the assets of

DANA LARGE CAP CORE FUND

a series of EPIPHANY FUNDS

106 Decker Court, Suite 226

Irving, Texas 75062

800.320.2185

by and in exchange for shares of

DANA LARGE CAP EQUITY FUND

a series of

VALUED ADVISERS TRUST

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

317.917.7000

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Epiphany Funds (the “Trust”) in connection with a Special Meeting of Shareholders (the “Special Meeting”) of the Trust with respect to the Dana Large Cap Core Fund (the “Fund”), a series of the Trust, to be held on October 22, 2013 at 10:00 a.m. Central Time at the offices of the Trust and its investment adviser Trinity Fiduciary Partners, LLC, 106 Decker Court, Suite 226, Irving, TX 75062. At the Special Meeting, shareholders of the Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between the Trust and Valued Advisers Trust on behalf of the Dana Large Cap Equity Fund (the “Acquiring Fund”), a separate series of Valued Advisers Trust. A copy of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) is attached as Exhibit A.

Proposal

1.	Approval of the Reorganization Agreement that provides for: (i) the transfer of all of the assets and liabilities of the Fund in exchange for shares of the Acquiring Fund; and (ii) the distribution of shares of the Acquiring Fund so received to shareholders of the Fund.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides that the Fund will transfer all of its assets and liabilities to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will simultaneously issue shares to the Fund in an amount equal in value to the net asset value of the Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”). These transfers are expected to occur on or about October 28, 2013 (the “Closing Date”).

Immediately after the transfer of the Fund’s assets and liabilities, the Fund will make a liquidating distribution to its shareholders of the Acquiring Fund shares received, so that a holder of shares in the

Fund at the Closing Date of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Fund immediately before the Reorganization. At the Closing Date of the Reorganization, shareholders of the Fund will become shareholders of the Acquiring Fund. If shareholders of the Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. As explained in greater detail below, the approval of this proposal will, in effect, ratify or approve action taken by the Board of the Valued Advisers Trust, on behalf of the Acquiring Fund, to approve an investment advisory agreement with Dana Investment Advisors. Dana Investment Advisors, as the sole initial shareholder of the Acquiring Fund, will provide initial shareholder approval of these agreements.

Each of the Trust and the Valued Advisers Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Dana Investment Advisors, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), has served as the investment sub-adviser to the Fund since its inception in March 2010. Dana Investment Advisors will serve as the investment adviser to the Acquiring Fund. Mutual Shareholder Services, LLC provides transfer agent, accounting, compliance and administrative services to the Fund. Huntington Asset Services, Inc. provides transfer agent, fund accounting and administrative services to the Acquiring Fund. Rafferty Capital Markets, LLC is the principal distributor of the Fund. Unified Financial Securities, Inc. is the principal distributor of the Acquiring Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Fund should know before voting on the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference. (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus). A Prospectus and Statement of Additional Information for the Fund, dated March 1, 2013, indirectly relating to this Proxy Statement/Prospectus and including certain financial information about the Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Fund toll-free at 1-800-320-2185. For a detailed discussion of the investment objectives, policies, risks and restrictions of the Fund, see the Prospectus for the Fund dated March 1, 2013.

The Annual Report for the Trust relating to the Fund for the fiscal year ended October 31, 2012 and the Semi-Annual Report for the Trust relating to the Fund for the period ended April 30, 2013 can be obtained without charge by calling toll-free 1-800-320-2185 or by visiting www.epiphanyfunds.com. The Annual Report and Semi-Annual Report for the Fund also are available on the SEC’s website at www.sec.gov. The Acquiring Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

This Proxy Statement/Prospectus constitutes the proxy statement of the Fund for the Special Meeting and is expected to be sent to shareholders on or about September 16, 2013.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Fund with those of the Acquiring Fund. This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. This Synopsis is qualified in its entirety by reference to the Prospectus for the Fund. For more complete information, please read the Prospectus for the Fund.

The Reorganization

Background. Pursuant to the Reorganization Agreement, the Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. The Fund will then distribute the Acquiring Fund shares that it receives to its shareholders in complete liquidation of the Fund. The result of the Reorganization is that shareholders of the Fund will become shareholders of the Acquiring Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization. If shareholders of the Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Fund and its shareholders, and that the interests of existing shareholders in the Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization. The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Fund will not recognize a gain or loss in the respective transactions. Nevertheless, the sale of securities by the Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Special Considerations and Risk Factors. The investment objectives of the Fund and the Acquiring Fund are identical. The fundamental and non-fundamental investment policies of the Fund and the Acquiring Fund are also identical. For a comparison of each Fund’s investment objectives and principal investment strategies, see “Investment Objectives” below. For a more complete discussion of the risks associated with the respective Funds, see “PRINCIPAL RISKS OF INVESTING IN THE FUNDS” below.

The Funds

Business of the Funds. Valued Advisers Trust is an open-end management investment company organized as a Delaware statutory trust on June 13, 2008. Valued Advisers Trust offers redeemable shares in different series of investment portfolios. The Acquiring Fund is a series of Valued Advisers Trust. The Trust is an open-end management investment company organized under the laws of Ohio on September 27, 2006.

The Fund is a series of the Trust. The Fund offers two classes of shares, designated Class A and N. The Acquiring Fund offers two classes of shares, designated as Class A and Class N. If the Reorganization is approved, Class A and Class N shareholders of the Fund will receive Class A (load-waived) and Class N shares of the Acquiring Fund, respectively.

Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the Acquiring Fund. The following tables compare the current fees and expenses of the Fund with those of the Acquiring Fund. Because the Acquiring Fund was not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the Acquiring Fund are based, in part, on estimates.

Comparison of Shareholder Fees

	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee (on percentage of amount redeemed within 60 days of purchase)	Fee for redemptions paid by wire transfer
Fund Class A Shares	5.00%[1]	None	2.00%	$10
Fund Class N Shares	None	None	2.00%	$10
Acquiring Fund Class A Shares	5.00%[3]	None	2.00%	$15
Acquiring Fund Class N Shares	None	None	2.00%	$15

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Fee Waiver	Total Fund Operating Expenses After Fee Waiver
Fund Class A Shares	0.75%	0.25%	1.27%	0.01%	2.28%	(0.77)%[4]	1.51%
Fund Class N Shares	0.75%	0.25%	1.30%	0.01%	2.31%	(1.32)%[4]	0.99%
Acquiring Fund Class A Shares	0.70%	0.25%	1.24%[5]	0.01%	2.20%	(1.21)%[6]	0.99%
Acquiring Fund Class N Shares	0.70%	0.25%	1.24%[5]	0.01%	2.20%	(1.21)%[6]	0.99%

[1]	Reduced for purchases of $50,000 or more and there is no front-end sales charge on certain purchases of $1 million or more. See “Investing in the Fund” in the Fund’s prospectus for more information.
[2]

You may be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% if you redeem your shares within 1 year of purchase. See “Investing in the Fund” in the Fund’s prospectus for more information.

[3]

The sales load is reduced for purchase of $50,000 or more and there is no front-end charge on certain purchases of $1 million or more. Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months.

[4]

The adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% and 0.98% of the average daily net assets for Class A and Class N shares, respectively, through February 28, 2014. The Board of Trustees of the Trust may terminate the fee waiver and expense reimbursement agreement upon 60 days’ notice to shareholders.

[5]	Because the Acquiring Fund has not yet commenced operations, other expenses are estimated.
[6]

The adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Acquiring Fund until February 28, 2017 so that Total Annual Fund Operating Expenses do not exceed 0.73% for each of Class A and Class N Shares. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder servicing plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the adviser and the Acquiring Fund.

Examples

These Examples are intended to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the fund, assuming the Reorganization is approved. The Examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
Fund Class A Shares	$646	$1,107	$1,593	$2,928
Fund Class N Shares	$101	$595	$1,115	$2,544

	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
Acquiring Fund Class A2	$596	$1,053	$1,535	$2,862
Acquiring Fund Class N	$101	$572	$1,069	$2,439

[1]

Assumes each fund’s operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and each fund’s operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

[2]	Because reorganization-related Class A shares will be issued load-waived, the expenses borne by Acquiring Fund shareholders receiving Class A shares would be lower than those shown above.

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Investment Objectives

The investment objectives and principal investment strategies of the funds are identical. The investment objective and principal investment strategies of the funds are set forth below. The portfolio managers for each of the funds are identical. The fund utilized an adviser/sub-adviser structure but the Acquiring Fund will only engage an adviser. Please be aware that this is only a brief discussion. More complete information may be found in each fund’s prospectus.

	Fund	Acquiring Fund
Investment Objective	Long-term growth of capital.	Long-term growth of capital.

Principal Investment Strategies

The Dana Large Cap Core Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund’s investment sub-adviser (the “Sub-Adviser”) since 1999.

Prior to March 1, 2011, the Fund was known as the Epiphany Large Cap Core Fund. The Fund remains a part of the Epiphany Funds trust.

The Sub-Adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund’s assets will be invested in large-cap equity securities, which the Sub-Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase. While the Fund selects stocks from the 700 largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and

The Dana Large Cap Equity Fund seeks to achieve its investment objective through investment in publicly-traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral, relative-value approach that has been used by Dana Investment Advisors, Inc., the Fund’s investment adviser (the “Adviser”) since 1999. The investment process seeks to minimize volatility (and thus, control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. “Sector-neutral, relative-value” refers to the Adviser striving to keep sector diversification within the Fund’s portfolio similar to that in its target benchmark. To do this, this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cashflow ratio, price to book value ratio and earnings to growth ratio.

The adviser employs a risk-controlled relative-value equity strategy. The starting universe used to select equity securities is the largest 700 companies listed on major U.S. exchanges, based on market capitalization, listed on domestic securities exchanges. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in large-cap equity securities, which the Adviser defines as companies having a market capitalization of over $5 billion at the time of purchase. While the Fund selects stocks from the 700

	Fund	Acquiring Fund

between $2 billion and $5 billion, respectively). The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit. The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company’s fundamentals are no longer compatible with the Fund’s objectives or when other securities offer a more attractive investment opportunity.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts (“REITs”), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds (“ETFs”), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

largest companies, the Fund may also invest a portion of its assets in equity securities of companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The Fund portfolio is designed to resemble the broad market, add value above market returns through superior stock selection, yet exhibit lower volatility than the market. The investment process is a hybrid of quantitative and fundamental techniques. Individual securities in the Fund are chosen after rigorous fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit. The investment portfolio will be constructed and monitored using top-down risk controls designed to minimize volatility while allowing the opportunity to add excess returns. The portfolio managers may also sell a security when they determine that the company’s fundamentals are no longer compatible with the Fund’s objectives or when other securities offer a more attractive investment opportunity. Top-down risk controls would include sector neutrality to the Fund’s benchmark with relatively equal weighted positions limited to a maximum 4% weighting. Such controls have historically reduced volatility by insuring the portfolio is well diversified and not over concentrated to any particular sector or security.

In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts (“REITs”), preferred stocks, publicly traded partnerships, shares of other investment companies and exchange traded funds (“ETFs”), including inverse ETFs, mainly as an alternative to holding cash prior to investment.

Investment Adviser	Trinity Fiduciary Partners LLC	Dana Investment Advisors, Inc.

Investment Sub-Adviser	Dana Investment Advisors, Inc.	None

Portfolio Managers	Duane Roberts Greg Dahlman David Stamm	Duane Roberts Greg Dahlman David Stamm

How the Funds Compare

Investment Objectives: The investment objectives of the Fund and the Acquiring Fund are identical.

Principal Investment Strategies: The principal investment strategies of the Fund and the Acquiring Fund are identical.

Investment Advisers and Portfolio Managers: The Fund utilizes an investment adviser and sub-adviser. The Acquiring Fund will only utilize an investment adviser – Dana Investment Advisors. The individual portfolio managers for the Fund and the Acquiring Fund are the same.

For a discussion of the risks of investing in the Fund and the Acquiring Fund, please see “PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

The Fund’s Performance

The following information shows the past performance of the Fund. The Bar Chart and Average Annual Return Table show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. Since the Acquiring Fund has not yet commenced operations, no past performance information is presented. However, if approved by shareholders, the Acquiring Fund will acquire all of the assets and liabilities of the Fund. In addition, the Acquiring Fund will assume the performance history of the Fund.

Bar Chart

The bar chart shows changes in the Fund’s Class A share returns from year to year. Of course, a Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

Class A Shares

(as of December 31)

The bar chart gives historical performance for Class A shares. The performance for the Fund’s other classes of shares will differ because the other expenses of the classes of shares of the Fund differ.

During the period shown in the bar chart for Class A shares, the highest return for a quarter was 13.31% (quarter ended March 31, 2012) and the lowest return for a quarter was (3.21%) (quarter ended June 30, 2012).

Performance Table

This table shows the Fund’s average annual total returns and after-tax returns over the past one year and since inception. The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Class A sales load and account fees are not reflected in the bar chart and if they were, returns would be less than those shown. An index does not reflect fees or expenses. It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

Average Annual Total Returns as of 12/31/12

	1 Year	Since Inception
Class A Returns Before Taxes	8.60%	13.82%[1]
Class A Returns After Taxes on Distributions[3,4]	7.92%	13.20%[1]
Class A Returns After Taxes on Distributions and sale of Fund Shares[3,4]	6.96%	11.55%[1]
Class N Returns Before Taxes	14.45%	13.95%[2]
S&P 500 (reflects no deduction for fees, expenses or taxes)	16.00%	16.43%[1]
S&P 500 (reflects no deduction for fees, expenses or taxes)	16.00%	11.78%[2]

[1]	Since inception (7/28/2010).
[2]	Since inception (3/1/2010).
[3]	The Fund offers more than one class of shares. After-tax returns are shown for only Class A Shares and after-tax returns for other classes of shares may vary.
[4]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Investment Limitations

This section will help you compare the fundamental and non-fundamental investment policies and restrictions of the Fund and the Acquiring Fund.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations adopted by the Fund and the Acquiring Fund. These limitations cannot be changed without the consent of the holders of a majority of each fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the fund’s shares present at a meeting, if more than 50% of the outstanding shares of the fund are present or represented by proxy, or (ii) more than 50% of the fund’s outstanding shares, whichever is less.

The Fund and the Acquiring Fund have adopted the following fundamental investment limitations.

1. Borrowing Money.

Fund: The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Acquiring Fund: The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Comparison: The limitations of the Fund and the Acquiring Fund are identical.

2. Senior Securities.

Fund: The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Acquiring Fund: The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Comparison: The limitations of the Fund and the Acquiring Fund are identical.

3. Underwriting

Fund: The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Acquiring Fund: The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Comparison: The limitations of the Fund and the Acquiring Fund are identical.

4. Real Estate.

Fund: The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Acquiring Fund: The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Comparison: The limitations of the Fund and the Acquiring Fund are identical.

5. Commodities.

Fund: The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of its assets in commodities.

Acquiring Fund: The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

Comparison: The limitations of the Fund and the Acquiring Fund are identical.

6. Loans.

Fund: The Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Acquiring Fund: The Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of the Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

7. Concentration.

Fund: The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Acquiring Fund: The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

8. Diversification.

Fund: The Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Acquiring Fund: The Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

Non-Fundamental Investment Limitations

The following investment limitations are non-fundamental investment limitations of the Fund. Non-fundamental limitations may be changed at any time by each fund’s Board of Trustees. Shareholders are notified before any material change in these limitations becomes effective.

1. Pledging.

Fund: The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Acquiring Fund: The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

2. Borrowing.

Fund: The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

Acquiring Fund: The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

3. Margin Purchases.

Fund: The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

Acquiring Fund: The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

4. Illiquid Investments.

Fund: The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Acquiring Fund: The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

5. Short Sales.

Fund: The Fund will not make short sales of securities.

Acquiring Fund: The Fund will not make short sales of securities.

Comparison: The limitations of the Fund and Acquiring Fund are identical.

The Funds’ Purchase, Exchange and Redemption Procedures

Even though the Fund and the Acquiring Fund employ a different transfer agent, each Fund’s purchase, exchange and redemption procedures are substantially similar. These procedures, as well as other features related to investing in the Fund and the Acquiring Fund, are summarized below. A more complete description of each fund’s procedures can be found in the prospectus for each Fund.

Share Classes

Both the Fund and the Acquiring Fund offer more than one class of shares. The Fund offers Class A and Class N shares. The Acquiring Fund offers Class A and Class N shares.

The minimum initial investment and subsequent investment for Class A and Class N shares of the Fund and the Acquiring Fund are identical. The minimum investment in Class A and Class N shares is $1,000 and subsequent investments are $250.

Pricing Fund Shares

Each fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (“NYSE”) is open. Each fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after purchase or sale orders are received in proper form by a fund or its authorized agents. The calculation of share price of the funds is substantially similar. A more complete description of the fund’s procedures for calculation of share price can be found in the prospectus for the fund. The Fund’s and Acquiring Fund’s procedures for calculation of share price are as follows:

Acquiring Fund

Determination of Net Asset Value. The price you pay for your shares is based on the Acquiring Fund’s net asset value per share (“NAV”) plus any applicable sales charge. The Acquiring Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The Acquiring Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Acquiring Fund receives your order in proper form. To the extent the Acquiring Fund may hold portfolio securities that traded in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Acquiring Fund does not price its shares, the net asset value of the Acquiring Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Acquiring Fund’s shares.

The Acquiring Fund’s assets generally are valued at their market value. If market prices are not available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued by the adviser at a fair value, pursuant to guidelines established by the Board of Trustees. For example, the adviser may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, the adviser seeks to assign the value that represents the amount that the Acquiring Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the adviser’s fair value methodology is inappropriate. The adviser will adjust the fair values assigned to securities in the Acquiring Fund’s portfolio, to the extent necessary, as soon as market prices become available. The adviser continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Acquiring Fund’s portfolio. To the extent the Acquiring Fund invests in other mutual funds, the Acquiring Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Acquiring Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

Fund

You may buy shares on any day that the Fund is open for business, generally any day that the NYSE is open. Shares of the Fund are sold at net asset value (“NAV”) per share. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

In general, the value of the Fund’s portfolio securities is the market value of such securities. However, the Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund may invest in Underlying Funds. The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Purchase Procedures

Each fund prices direct purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received. Direct purchase orders received by the Fund and the Acquiring Fund by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are effected at that day’s public offering price or NAV.

Both the Fund and the Acquiring Fund have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. Purchase orders received by broker-dealers before the close of trading of the regular session on the NYSE, and transmitted to the Fund and the Acquiring Fund, that day are effected at that day’s public offering price or NAV. It is the responsibility of the each fund’s distributor’s authorized agents to transmit orders that will be received by the distributor in proper form and in a timely manner.

Automatic Investment Plan. Both the Fund and the Acquiring Fund permit you to make automatic monthly investments in the funds from your bank, savings and loan or other depository institution.

Tax Information. Each fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Payments to Broker-Dealers and Other Financial Intermediaries. With regard to each fund, if you purchase fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Sales Charges and Distribution Fees

Both the Fund and the Acquiring Fund charge a sales load on the purchase of Class A shares. The sales load is paid to the respective distributor for each fund each of which may pay a commission to the dealer of record on your account. The front-end sales load varies depending on the amount of the investment.

The sales load breakpoints for purchase of shares of each of the Fund and the Acquiring Fund are identical and are set forth below.

Fund Class A Shares – Front-End Sales Charge

Amount of Purchase	Sales Charge as a % of Offering Price*	Sales Charge as a % of Net Amount Invested*	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00%	0.00%	0.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

Acquiring Fund Class A Shares – Front-End Sales Charge

Amount of Purchase	Sales Charge as a % of Offering Price*	Sales Charge as a % of Net Amount Invested*	Dealer Commission as a Percentage of Offering Price
Less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	1.75%	1.78%	1.75%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00%	0.00%	0.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

Exchange Privilege. Shares of the Fund may be exchanged for shares of another fund in the Epiphany Funds Trust. Shares of the Acquiring Fund may not be exchanged for shares of another fund in the Valued Advisers Trust.

Purchases of Class A Shares at a Reduced Sales Load. You also may purchase Class A Shares of the Fund and Class A shares of the Acquiring Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The requirements for doing so for each fund are substantially similar and is set forth below.

Fund:

Right of Accumulation: Under the right of accumulation, the sales charge you may pay is reduced if the current market value of your holdings in the Fund (based on the current maximum public offering price) plus your new purchases total $50,000 or more. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including your shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention: Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the transfer agent may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Acquiring Fund:

Right of Accumulation: Any “purchaser” may buy shares of the Acquiring Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

Letter of Intent (the “LOI”): The LOI for amounts of $50,000 in shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of shares of the Acquiring Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is redeemed and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a redemption order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be redeemed first. Shares held in escrow will then be redeemed and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge.

Class N Shares. Class N Shares of the Fund and the Acquiring Fund are not subject to sales loads. Class N Shares are made available to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into a selling agreement with the Fund’s distributor. It is anticipated that Class N shares will be available on platforms with no transaction fees.

Redemption Procedures

You may sell some or all of your shares on any day that the Fund or Acquiring Fund calculates its NAV. If your request is received by the Fund’s or Acquiring Fund’s distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day’s NAV for the shares you sell, minus any applicable CDSC. Orders received after the close of trading on the NYSE will be based on the next calculated NAV. Each fund permits redemptions directly by mail and phone.

The Fund and the Acquiring Fund do not intend to redeem shares in any form except cash. However, if the aggregate amount you are redeeming is over the lesser of $250,000 or 1% of a fund’s net asset value within a 90-day period, the funds reserve the right to redeem your shares by giving you securities instead of cash in the amount that exceeds the lesser of $250,000 or 1% of a fund’s net asset value. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000, not including the effect of market declines. The Acquiring Fund has an identical policy.

Distribution Arrangements

Pursuant to Rule 12b-1 under the 1940 Act, both funds have adopted plans (each a “Plan”) of distribution pursuant to which each fund may directly incur or reimburse its distributor for certain expenses and fees related to the distribution and sale of its shares and for services provided to shareholders, including:

•

payments to securities dealers and other persons, including a fund’s distributor and its affiliates, who are engaged in the sale of shares of the fund and who may be advising investors regarding the purchase, sale or retention of fund shares;

•	expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by a fund;

•	expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;

•	expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of a fund;

•	expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as a Fund may, from time to time, deem advisable; and

Under the Plans, a Fund may pay 0.25% for Class A Shares and Class N Shares.

Frequent Trading Policy

Neither the Fund nor the Acquiring Fund encourage or accommodate market timing activities by shareholders. The Board of Trustees of the Trust and the Valued Advisers Trust have adopted policies and procedures reasonably designed to detect and discourage frequent trading, which are to be uniformly applied to all trading, including trading by omnibus accounts and intermediaries. Under these policies, the Trust and the Valued Advisers Trust reserves the right to reject any purchase request, including exchanges, without notice and regardless of size. A purchase request could be rejected if the Trust or the Valued Advisers Trust determines that such purchase may disrupt a fund’s operation or performance or because of a history of frequent trading by the investor. Each of the fund and the Adopting Fund have a policy of imposing a 2.00% redemption fee on fund shares redeemed, if redeemed within 60 days of purchase.

The Acquiring Fund’s policy on market timing is as follows:

The Acquiring Fund discourages market timing and does not accommodate frequent purchases and redemptions of Acquiring Fund shares by Acquiring Fund shareholders. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing can result in dilution of the value of Acquiring Fund shares held by long-term shareholders, disrupt portfolio management and increase Acquiring Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Acquiring Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Acquiring Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Acquiring Fund shareholders.

To discourage frequent purchases and redemptions of Acquiring Fund shares by investors, and to compensate the Acquiring Fund for costs that may be incurred in connection with such trades, the Acquiring Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 60 days or less. The redemption fee is paid directly to the Acquiring Fund and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading. The Acquiring Fund reserves the right to modify its policies and procedures at any time without prior notice as the Board of Trustees in its sole discretion deems to be in the best interests of Acquiring Fund shareholders, or to comply with state or federal legal requirements.

The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Acquiring Fund. The redemption fee also may not apply on certain types of accounts approved or ratified by the Fund’s Board of Trustees, such as employee benefit plans including 401(k) plans and 457 plans, multi-account programs, asset allocation programs, wrap programs, or other accounts to which application of the redemption fee is not technologically feasible, or that appear to offer other reasonable safeguards against short-term trading. The redemption fee may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the adviser, due to change in an investor’s circumstances. Please contact the Fund at (800) 320-2185 if you have any questions as to whether the redemption fee applies to some or all of your shares. No exceptions will be granted to persons believed to be market timers.

While the Acquiring Fund attempts to deter market timing, there is no assurance that the Acquiring Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Acquiring Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Acquiring Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated is not known by the Acquiring Fund. Despite the Acquiring Fund’s efforts to detect and prevent abusive trading activities, it may be difficult for the Acquiring Fund to identify such activity in certain omnibus accounts traded through financial intermediaries since the Acquiring Fund may not have knowledge of the identity of individual investors and their transactions in such accounts. Under a federal rule, the Acquiring Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Acquiring Fund’s request, information regarding the intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators may have less restrictive policies regarding short-term trading. The Acquiring Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Acquiring Fund or its shareholders, or if the Acquiring Fund thinks that trading is abusive. The Acquiring Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Acquiring Fund shares.

Additional Information

Dividend Policies

Fund

The Fund will typically distribute substantially all of its net investment income in the form of dividends and taxable gains to its shareholders. The Fund will distribute dividends quarterly and capital gains annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

Acquiring Fund

The Acquiring Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Acquiring Fund unless you request cash distributions on your application or through a written request to the Acquiring Fund. The Acquiring Fund expects that its distributions will consist primarily of income and net realized capital gains. The Acquiring Fund will distribute dividends quarterly and capital gains annually. Net investment income distributed by the Acquiring Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Acquiring Fund automatically will be invested in additional shares of the Acquiring Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Acquiring Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by the Acquiring Fund that are not cashed within 180 days will be reinvested in the Acquiring Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Acquiring Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The Fund and the Acquiring Fund are subject to the same risks. The primary risks of an investment in each fund are discussed below. The Acquiring Fund will be subject to additional risks related to the limited history of operations because the Acquiring Fund is a new mutual fund.

ETF and Other Investment Company Risk. The funds may invest in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in a Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to each fund’s direct fees and expenses.

Investment Style Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which a fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

REIT Risk. The funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of a fund may decrease in response to the activities and financial prospects of individual securities in a fund’s portfolio.

Sector Risk. Each fund’s portfolio may be over-weighted in certain sectors such as technology, consumer cyclicals or energy; therefore any negative development affecting those sectors will have a greater impact on the fund.

FUND MANAGEMENT

The Fund

The Adviser

Trinity Fiduciary Partners, LLC (“Trinity” or the “Adviser”) acts as the investment adviser to the Fund and is responsible for the investment decisions for the Fund. Founded in 2005, Trinity is located at 106 Decker Court, Suite 226, Irving, TX 75062. As of December 31, 2012, Trinity managed approximately $46.02 million for the Epiphany Funds and high net worth individuals. Trinity Fiduciary Partners, LLC is an investment advisory company registered with the U.S. Securities and Exchange Commission. Trinity’s current advisory activities consist of providing investment supervisory services to the Epiphany Funds; investment screening; investment supervisory services for separate account clients; and consulting with individuals and institutions.

The Fund is authorized to pay Trinity an annual fee equal to 0.75% of its average daily net assets. For the fiscal year ended October 31, 2012, after fee waiver, the Fund did not pay any advisory fees (0.00% of the Fund’s net assets). A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Fund and Trinity and the sub-adviser agreements will be available in the Fund’s annual or semi-annual report to shareholders each year.

The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% and 0.98% of the average daily net assets for the Class A shares and Class N shares, respectively, for the Dana Large Cap Core Fund, through February 28, 2014. The Board of Trustees may terminate the fee waiver and expense cap agreement upon 60 days’ notice to shareholders. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the end of the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitations. The addition of excluded expenses may cause the Fund’s Net Expenses after waiver and/or reimbursements to exceed the maximum amounts detailed above and agreed to by the Adviser.

The Sub-Adviser

Dana Investment Advisors, Inc., (“Dana” or “Dana Investment Advisors” or the “Sub-Adviser”) located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026, is a 100% employee owned, subchapter S corporation that became an SEC registered investment adviser on April 1, 1985. For over 30 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their investment strategies. The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace. The firm has over 2,500 retail and institutional clients throughout the United States. As of December 31, 2012, Dana had $3.62 billion in assets under management. The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.6375% of the average daily net assets of the Fund.

Prior Performance of the Sub-Adviser

Provided below is a composite showing the historical performance including all client accounts managed by the Sub-Adviser according to the same investment goal and substantially similar investment strategy and policies as those of the Fund (called the “Dana Large Cap Equity Strategy”). For comparison purposes the performance composite is measured against the Dana Large Cap Equity Strategy’s benchmark, which is the Standard & Poor’s 500 Index.

This information is provided to illustrate the past performance of Dana Investment Advisors in managing client accounts in a substantially similar manner as the Fund but does not represent the performance of the Fund. Past performance is no guarantee of future results. Performance results may be materially affected by market and economic conditions. Investors should not consider this performance data as an indication of future performance of the Fund, or the return an individual investor might achieve by investing in the Fund.

The Fund’s results may be lower than the composite performance figures shown because of, among other things, differences in fees and expenses. The Fund has higher fees and expenses. The Fund’s results may also be lower because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 or the Internal Revenue Code, which, if applicable, could have adversely affected the performance of the client accounts.

The Dana Large Cap Equity Strategy performance composite includes all client accounts managed by the Sub-Adviser with investment strategies, objectives and policies substantially similar to the Fund. The performance results are calculated according to the Global Investment Performance Standards (GIPS). GIPS standards differ from those of the SEC. The composite information has been audited through December 31, 2012. The composite performance is presented “net” of fees (subtracting the impact of all account maximum fees and expenses).

Dana Large Cap Strategy Annual Total Returns

Year Ended	Net of Fees	S&P 500 Index
2000	8.29%	-9.10%
2001	0.27%	-11.88%
2002	-19.53%	-22.10%
2003	29.78%	28.68%
2004	11.56%	10.88%
2005	12.45%	4.89%
2006	13.93%	15.80%
2007	5.25%	5.49%
2008	-33.50%	-37.00%
2009	18.09%	26.46%
2010	18.08%	15.06%
2011	2.36%	2.11%
2012	15.93%	16.00%

Average Annual Total Returns (through December 31, 2012)

	Net of Fees	S&P 500 Index
YTD	15.93%	16.00%
1 year	15.93%	16.00%
3 year	11.90%	10.87%
5 year	2.06%	1.66%
Since inception (6/29/1999)	5.23%	2.16%
Cumulative	98.98%	33.44%

*	The benchmark is the S&P 500 Index, which is a capitalization-weighted unmanaged index of 500 widely traded stocks, created by Standard & Poor’s, and considered to represent the performance of the stock market in general. The benchmark is unmanaged and does not incur fees or expenses. It is not possible to invest in an index, but you may be able to invest in exchange traded funds or other securities that attempt to replicate the holdings and performance of a particular index.

Portfolio Managers

Greg Dahlman. Greg graduated Magna Cum Laude from the University of Wisconsin-Whitewater with a BBA in Finance and Economics in 1985. Greg joined Dana Investment Advisors in March 2006 as a Senior Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis, and participates in the investment process for all Dana large cap equity strategies. Greg serves as lead portfolio manager for Dana’s Large Growth portfolios. Greg has over 24 years of experience managing equity portfolios. Greg is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.

Duane Roberts. Duane graduated from Rice University with a BS in Electrical Engineering and Mathematics in 1980. He earned an MS in Statistics from Stanford University in 1981 and an MBA from Southern Methodist University in 1999. Duane joined Dana Investment Advisors in June 1999 and is currently Director of Equities and an equity Portfolio Manager. Duane serves as lead portfolio manager for the Large Cap Equity and Socially Responsible portfolios. He also is actively involved in the investment process for all other Dana equity strategies. Duane is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth.

David Stamm. Dave graduated from Valparaiso University with a BSBA in International Business in 1997. Dave joined Dana Investment Advisors in August 2007 and is currently a Senior Vice President and Portfolio Manager. He is responsible for equity portfolio management and securities analysis and contributes to all Dana equity strategies, with specific emphasis on the Large Value and Small Cap portfolios. Dave has 16 years of experience managing equity portfolios. Dave is a Chartered Financial Analyst and is a member of the CFA Institute and the CFA Society of Milwaukee.

Management of Other Accounts

Each of the Portfolio Managers is also responsible for managing other account portfolios in addition to the Fund. Management of other accounts in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.

The Adviser and Sub-Adviser manage certain accounts, including private investment funds for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.

The following tables indicate the number of accounts and assets under management (in millions) for each type of account as of October 31, 2012.

Duane Roberts, Portfolio Manager

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	27.8	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	345	2	1022.9	5.4

Greg Dahlman, Portfolio Manager

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	13.8	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	105	0	256.5	0

David Stamm, Portfolio Manager

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	13.8	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	90	0	101.3	0

Potential Conflicts of Interest.

The Adviser and Sub-Adviser do not believe that any material conflicts of interest exist as a result of the portfolio managers advising the Fund and the other accounts listed above. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

Portfolio Managers Compensation. All portfolio managers are paid by their adviser a competitive base salary based on experience, external market comparison to similar positions, and other business factors.

The following table shows the dollar range of equity securities beneficially in the Fund owned by Portfolio Managers as of December 31, 2012.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Duane Roberts	$100,001 - $500,000
Greg Dahlman	$100,001 - $500,000
David Stamm	0

The Acquiring Fund

The Investment Adviser

Dana Investment Advisors, the current sub-adviser to the Fund, will serve as the investment adviser to the Acquiring Fund. Information regarding Dana Investment Advisors is provided above. The Acquiring Fund will pay Dana Investment Advisors a management fee for its services as investment adviser an annual fee equal to 0.70% of its average daily net assets.

Dana Investment Advisors contractually agreed to waive or limit its fees and to assume other expenses of the Acquiring Fund until February 28, 2017 so that Total Annual Fund Operating Expenses do not exceed 0.73% of each of the Class A and N Shares. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder servicing plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). Dana may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. Dana may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the adviser and the Acquiring Fund.

Portfolio Managers

Duane Roberts, Greg Dahlman and David Stamm will be responsible for the day-to-day management of the Acquiring Fund’s portfolio. They will be responsible for the management of the Acquiring Fund at its inception. Information regarding the portfolio managers is provided above under the heading “The Sub-Adviser / Portfolio Managers.”

Disclosure of Securities Ownership. Because the Acquiring Fund has not yet commenced operations, the Portfolio Managers do not own any shares of the Acquiring Fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the form of Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that the Fund will transfer all of its assets and liabilities to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will simultaneously issue shares to the Fund in an amount equal in value to the net asset value of the Fund’s shares. Shares of the Acquiring Fund are shares of beneficial interest without par value, issued in Classes A, and Class N, in the Dana Large Cap Equity Fund series of the Valued Advisers Trust under its Agreement and Declaration of Trust and By-Laws. Under the Agreement and Declaration of Trust and By-Laws, the Acquiring Fund may issue an indefinite number of shares of beneficial interest for each class of shares of the Acquiring Fund. By class, each share of the Acquiring Fund represents an equal proportionate interest with other shares of the Acquiring Fund. Each share, by class, has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Acquiring Fund as authorized by the Board of Trustees with respect to each class. Shares of the Acquiring Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Acquiring Fund received by each shareholder of the Fund in the Reorganization will be issued at NAV without a sales charge, will be fully paid and non-assessable. Shares have no subscription or preemptive rights. In the event of a liquidation or dissolution of the Valued Advisers Trust or the Acquiring Fund, shareholders of the Acquiring Fund are entitled to receive the assets available for distribution belonging to that class of shares of the Acquiring Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund which are available for distribution.

Immediately after the transfer of the Fund’s assets and liabilities, the Fund will make a liquidating distribution pro rata to its shareholders of record of all the Acquiring Fund shares received, so that a holder of shares in the Fund at the Closing Date (as defined below) will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Fund immediately before the Reorganization. Such distribution will be accomplished by the transfer of Acquiring Fund shares credited to the account of the Fund on the books of the Acquiring Fund’s transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund shares due to the shareholders of the Fund. Class A and Class N shareholders of the Fund will receive Class A and Class N shares, respectively, of the Acquiring Fund. All issued and outstanding shares of the Fund will simultaneously be canceled on the books of the Fund.

The Acquiring Fund does not currently issue certificates to shareholders. Each Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Fund with respect to shares held on October 28, 2013 (the “Closing Date”). No shares of the Acquiring Fund to be issued will have preemptive or conversion rights. No front- end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Fund shareholders. The Fund will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Fund; and (ii) the receipt by the Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Fund and its shareholders; (iii) an undertaking from the Valued Advisers Trust Board of Trustees that for a period of no less than 3 years following the closing of the Reorganization it will be composed of at least 75% of persons who are not interested persons of Dana Investment Advisors, Inc.; and (iv) an undertaking from the Valued Advisers Trust Board of Trustees that it will assure that the Acquiring Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date, the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreements is not in the best interest of the Fund’s shareholders.

If shareholders of the Fund approve the proposed Reorganization, an investment advisory agreement between the Acquiring Fund and Dana Investment Advisors, Inc. (which has been approved by the Board of Valued Advisers Trust) will take effect. If shareholders of the Fund do not vote to approve the Reorganization, however, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders.

Costs of Reorganization

The Fund will not pay any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; legal review by legal counsel to the Trust of documents related to the Reorganization; fund start-up costs; conversion fees; the cost of preparing the Reorganization Agreement and the proxy statement on Form N-14, including the delivery of a tax opinion by legal counsel (The Law Offices of John H. Lively & Associates, Inc.) and any other Reorganization costs will be borne by Dana Investment Advisors. It is estimated that these costs will be $90,000.

Federal Income Taxes

The combination of the Fund and the Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If so, neither the Trust nor its shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Acquiring Fund shares received will be the same as the basis of the Fund shares exchanged. The holding period of the Acquiring Fund shares received will include the holding period of the Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As such, there will be no change to the tax basis and holding period of the Fund shares once exchanged for Acquiring Fund shares. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel (The

Law Offices of John H. Lively & Associates, Inc.) to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by the Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closing. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following table sets forth, as of April 30, 2013: (i) the audited capitalization of each class of shares of the Fund (ii) the hypothetical unaudited pro-forma capitalization of the Acquiring Fund, and (iii) the unaudited pro-forma combined capitalization of the Fund assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Fund and changes in NAV.

Class A Shares	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Fund	$290,743	—	$290,743	$15.56	18,685
Acquiring Fund Proforma Class A	$290,743	—	$290,743	$15.56	18,685
Adjustment for Shares Outstanding	—	—	—	—	—
Combined Fund Proforma	$290,743	—	$290,743	$15.56	18,685

*	Results may vary due to rounding

Class N Shares	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Fund	$15,850,435	—	$15,850,435	$15.60	1,015,810
Acquiring Fund Proforma Class N	$15,850,435	—	$15,850,435	$15.60	1,015,810
Adjustment for Shares Outstanding	—	—	—	—	—
Combined Fund Proforma	$15,850,435	—	$15,850,435	$15.60	1,015,810

*	Results may vary due to rounding.

REASONS FOR THE REORGANIZATION

At a meeting held on July 24, 2013, the Board of Trustees of the Trust unanimously approved the proposed Reorganization. At this meeting, representatives of Dana Investment Advisors provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization. The representatives provided information to the Board of Trustees concerning: (i) the specific terms of the Reorganization, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Fund and the Acquiring Fund; and (iii) the impact of the Reorganization on the Fund and its shareholders.

Before approving the Reorganization, the Board of Trustees examined all factors that it considered relevant. In connection with its deliberations, the Board of Trustees inquired into a number of matters and considered a variety of factors related to the proposed Reorganization, including, but not limited to the following:

•

The Board considered that after the Reorganization, the Fund’s shareholders would continue to be invested in substantially the same investment product as they have currently. The Board considered that the Fund and the Acquiring Fund have identical investment objectives and principal investment strategies.

•

The Board considered that the current portfolio managers of the Fund will continue to provide portfolio management to Fund shareholders following the Reorganization. Dana Investment Advisors, the sub-adviser to the Fund, will serve as the investment adviser (without retention of a sub-adviser) to the Acquiring Fund.

•

The Board considered that the pro forma gross and net expense ratios of the Acquiring Fund’s Class A and Class N Shares are expected to be lower than the gross and net expense ratio of the Fund. The Board also considered that a larger asset base of the Fund may permit it to achieve certain economies of scale as certain costs may be spread over a larger asset base, and the larger Fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.

•	The Board considered indications from Dana Investment Advisors that it would continue the expense limitation arrangements currently in place for the Fund.

•	The Board considered the management fee (including the sub-advisory fee) of the Fund versus that of the management fee of the Acquiring Fund are identical or lower.

•

The Board considered that Dana Investment Advisors would likely benefit from the Reorganization by allowing this investment product to continue and thereby potentially realizing, among other things, larger management fees. The Fund is not screened using the FFV Scorecard®. The reorganization will allow the Fund to reach out to more prospective investors outside of the socially responsible investment arena.

•

The Board considered that the Reorganization is expected to qualify as reorganization within the meaning of Section 368(a) of the Internal Revenue Code and therefore Fund shareholders will not recognize gain or loss for federal income tax purposes on the exchange of shares of the Fund for corresponding shares of the Acquiring Fund.

•	The Board considered that the costs associated with the Reorganization as described above under “Costs of Reorganization” would not be borne by Fund shareholders.

Based on the foregoing considerations, the Board of Trustees determined that the Reorganization is in the best interests of the Fund’s shareholders and would not impose an unfair burden on such shareholders presently, or as shareholders of the Acquiring Fund. On the basis of the information provided to the Board of Trustees and its evaluation of that information, the Board recommends that the shareholders of the Fund vote “For” this proposal to approve the Reorganization.

SHAREHOLDER RIGHTS

General Shareholder Rights

The following is only a summary of certain rights of shareholders of the Fund and the Acquiring Fund under their respective trust’s governing charter documents and by- laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to such charter documents, the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

The Board of Trustees does not believe there are any material differences in shareholder rights between the Fund and the Acquiring Fund.

Fund

General. The Fund is a series of the Trust. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated September 27, 2006. The Trust also is governed by its by-laws and by applicable Ohio law.

Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest without any par value. Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

Voting Requirements. Holders of shares of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of the shareholders, all shares shall be voted by individual series or class, except (a) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (b) when the Trustees have determined that the matter affects the interests of more than one series or class, then the shareholders of all such series or classes shall be entitled to vote together thereon.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. The shareholders shall have power to vote only:

(i) for the election or removal of Trustees as provided in the Agreement and Declaration of Trust, (ii) with respect to any contract with a contracting party as provided in the Agreement and Declaration of Trust as to which shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any series to the extent as provided in the Agreement and Declaration of Trust, (iv) with respect to any amendment of the Agreement and Declaration of Trust as provided therein, (v) to the same extent as stockholders of an Ohio business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Agreement and Declaration of Trust, the by-laws or any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees.

Election and Term of Trustees. The Trust’s affairs are supervised by the Trustees under the laws of the State of Ohio. Each Trustee shall serve as a Trustee during the lifetime of the Trust and until its termination as hereinafter provided or until such Trustee sooner dies, resigns, retires or is removed. The

Trustees may elect their own successors and may appoint Trustees to fill vacancies; provided that, immediately after filling a vacancy, at least two-thirds of the Trustees then holding office shall have been elected to such office by the shareholders at an annual or special meeting. If at any time less than a majority of the Trustees then holding office were so elected, the Trustees shall forthwith cause to be held as promptly as possible, and in any event within 60 days, a meeting of Shareholders for the purpose of electing Trustees to fill any existing vacancies.

Shareholder Liability. No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series.

Liability of Trustees. Neither the Trustees nor, when acting in such capacity, any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable. Nothing in the Agreement and Declaration of Trust shall protect any Trustee or officer against any liability to the Trust or the shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

Reorganization. The Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among the shareholders of the series the assets belonging to which have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

Acquiring Fund

General. The Acquiring Fund is a series of Valued Advisers Trust. The Valued Advisers Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated June 13, 2008. Valued Advisers Trust is also governed by its by-laws and by applicable Delaware law.

Shares. Valued Advisers Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each Valued Advisers Trust mutual fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of Valued Advisers Trust mutual funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of Valued Advisers Trust mutual funds entitled to vote shall be voted by individual series or class(es), except: (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or the rules thereunder, or Delaware law; and (ii) as to any matter which the Trustees have determined affects only the interest of one or more series or class, only a shareholders of such series or class(es) shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. The shareholders shall have the right to vote only: (i) for the election or removal of Trustees; (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof; and (iii) on such other matters as the Trustees may consider necessary or desirable. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Notwithstanding any other provision of the Agreement and Declaration of Trust, the shareholders shall have power to vote to approve any amendment to Article VIII of the Agreement and Declaration of Trust that would have the effect of reducing the indemnification provided thereby to covered persons or to shareholders or former shareholders, and any repeal or amendment of this sentence, and any such action shall require the affirmative vote or consent of the holders of shares that represent at least two-thirds of the voting power of the shares entitled to be voted thereon. In addition, the removal of one or more Trustees by the shareholders shall require the affirmative vote or consent of the holders of shares that represent at least two-thirds of the voting power of the shares entitled to be voted thereon.

Election and Term of Trustees. Valued Adviser Trust’s affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware. The Trustees shall hold office during the lifetime of the Trust, and until its termination as herein provided; except that (A) any Trustee may resign his trusteeship or may retire by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (B) any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (C) any Trustee who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; (D) a Trustee may be removed at any meeting of the shareholders by a vote of the holders of shares that represent at least two-thirds of the voting power of the shares entitled to be voted at the meeting; and (E) a Trustee shall be retired in accordance with the terms of any retirement policy adopted by the Trustees and in effect from time to time.

Shareholder Liability. Pursuant to Valued Advisers Trust’s Agreement and Declaration of Trust, shareholders of Valued Advisers Trust mutual funds generally are not personally liable for the acts, omissions or obligations of Valued Advisers Trust or the Trustees.

Liability of Trustees. A Trustee or officer of the Valued Advisers Trust, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the funds and their shareholders. This summary is based on current tax laws, which may change. This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Each fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each fund distributes all of its net investment company taxable and tax- exempt income and any net realized capital gains to the shareholders, it is expected that the funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each fund will distribute all or substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your fund shares. To the extent that underlying income of a fund consists of qualified dividend income, income distributions received by individual shareholders of the fund may be subject to federal income tax at the individual shareholder’s applicable tax rate for long-term capital gains. To the extent that income distributions received by corporate shareholders of a fund consist of dividends, the corporate shareholders may qualify for a dividends received deduction. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your fund shares.

Each sale or exchange of fund shares may be a taxable event. For tax purposes, an exchange of shares of one fund for shares of another fund is treated the same as a sale. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions offFund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax advisor regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE FUND AND ACQUIRING FUND

Information concerning the operation and management of the Fund can be found in the Fund’s Prospectus. Additional information about the Fund is included in the Statement of Additional Information for the Trust. Both the Prospectus and Statement of Additional Information are available upon request and without charge by calling the Fund at 1-800- 320-2185.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Fund, see the Prospectus for the Fund dated March 1, 2013, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Fund dated March 1, 2013, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and Statement of Additional Information for the Fund are available upon request and without charge by calling toll-free 1-800-320-2185.

The Trust and Valued Advisers Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust and Valued Advisers Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Financial Statements. The financial statements of the Fund for the fiscal year ended October 31, 2012 have been audited by Sanville & Company, 1514 Old York Road, Abington, PA 19001, its independent registered public accounting firm, and are contained in the Annual Report to shareholders. The financial statements for the Fund for the period ended April 30, 2013 are contained in the Semi-Annual Report to shareholders. These financial statements are not audited. The Trust will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report upon request. Requests should be made by calling toll-free 1-800-320-2185 or by visiting www.epiphanyfunds.com. The Annual and Semi-Annual Report for the Fund also are available on the SEC’s website at www.sec.gov. The Acquiring Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Fund contained in the Semi-Annual Report for the fiscal period ended April 30, 2013 are attached as Exhibit B.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting to be held on October 22, 2013 at 10:00 a.m. Central Time at the offices of the Trust and its investment adviser Trinity Fiduciary Partners, LLC, 106 Decker Court, Suite 226, Irving, TX 75062, and any adjournment thereof. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Fund on or about September 16, 2013. It is expected that the solicitation of proxies will be by mail.

The Board of Trustees of the Trust has fixed the close of business on August 30, 2013 as the record date (the “Record Date”) for determining the shareholders of the Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the Fund is entitled to one vote for each full share held and fractional votes for fractional shares.

The holders of a majority of the outstanding shares of the Fund entitled to vote at the Special Meeting, present in person or by proxy, shall constitute a quorum, however, approval of the Reorganization requires the affirmative vote of the majority of outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy. Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting. Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and “broker non-votes” (i.e. shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting). Abstentions and broker non-votes will be treated as shares voted against a proposal. Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Fund who objects to the proposed Reorganization will not be entitled to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at its then-current net asset value. Shares of the Fund may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Record Date and Outstanding Shares

Only shareholders of record of the Fund at the close of business on August 30, 2013 (the “Record Date”) are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Fund:

Fund	Number of Shares
Class A	24,660.765
Class N	1,037,885.836

The votes of the shareholders of the Acquiring Fund are not being solicited, because their approval or consent is not necessary for the approval of the Reorganization. At the close of business on the Record Date there were no Acquiring Fund shares.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of Fund. As of the Record Date, the Acquiring Fund had no shares outstanding.

As of August 30, 2013, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of the Fund. Shareholders indicated below holding greater than 25% of the Fund may be “controlling persons” under the 1940 Act.

Class A

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	R	3,939	15.97%
Ameriprise Advisor Services, Inc. 719 Griswold Street, Suite 1700 Detroit, MI 48226	R	3,075	12.47%
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	R	2,904	11.78%
First Clearing, LLC 2801 Market Sreet St. Louis, MO 63103	R	1,777	7.21%
American Enterprise Investment Srv 719 Griswold Street, Suite 1700 Detroit, MI 48226	R	1,576	6.39%

Class N

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership
Charles Schwab & Co., Inc. 221 Main Street San Francisco, CA 94105	R	383,061	36.91%
TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103	R	266,762	25.70%
JFM Incorporated 1301 W. 22nd Street, Suite 900 Oak Brook, IL 60523	B	131,939	12.71%

OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust by calling 1-800-320-2185.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

C. Elizabeth Fahy

Secretary

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of July, 2013 (the “Effective Date”), by and between the Dana Large Cap Core Fund (the “Transferring Fund”), a series of Epiphany Funds, a business trust established under the laws of Ohio (“Epiphany Funds”), and the Dana Large Cap Equity Fund (the “Acquiring Fund”), a series of Valued Advisers Trust, a Delaware statutory trust (“Valued Advisers Trust”). Epiphany Funds’ principal place of business is at 106 Decker Court, Suite 226, Irving, Texas 75062. Valued Advisers Trust’s principal place of business is at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets net of liabilities of the Transferring Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund, all upon the terms and conditions hereinafter set forth in this Agreement; (iii) the distribution by the Transferring Fund to the Transferring Fund’s shareholders of the Acquiring Fund Shares; and (iv) the liquidation of the Transferring Fund.

WHEREAS, the Transferring Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type, and the securities issued by the Transferring Fund generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Transferring Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of Epiphany Funds, including a majority of the Trustees who are not “interested persons” (“Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the transactions contemplated herein will be in the best interests of the Transferring Fund and has further determined that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the transactions contemplated herein; and

WHEREAS, the Board of Trustees of Valued Advisers Trust, including a majority of the Independent Trustees, has determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and has further determined that the interests of the existing shareholders of the Acquiring Fund will not be diluted nor will they suffer an unfair burden as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR THE

ACQUIRING FUND SHARES AND ASSUMPTION OF TRANSFERRING FUND’S

LIABILITIES; TRANSFER OF ACQUIRING FUND SHARES IN LIQUIDATION OF

TRANSFERRING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of the Transferring Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Transferring Fund’s assets (i) to deliver to the Transferring Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place on or before the Closing Date, as defined in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. Subject to the disposition obligations described in this paragraph 1.2, the assets of the Transferring Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Transferring Fund on the Closing Date and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

1.3 LIABILITIES TO BE ASSUMED. The Transferring Fund will endeavor to discharge to the extent possible, all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Transferring Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, (a) the Transferring Fund will liquidate and distribute pro rata to the Transferring Fund’s shareholders (the “Transferring Fund Shareholders”) of record, determined as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), the Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to termination as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Transferring Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. Such liquidation and distribution shall be accomplished on a class equivalent basis. All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined registration and proxy statement on Form N-14 (the “Registration/Proxy Statement”) which will have been distributed to shareholders of the Transferring Fund.

1.6 TRANSFER TAXES. Transferring Fund shareholders shall pay any transfer taxes payable upon the issuance of Acquiring Fund shares. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund up to and including the Closing Date.

1.8 TERMINATION. The Epiphany Funds shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and terminate the Transferring Fund promptly following the Closing Date.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Transferring Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the Valuation Date (the close of business on the New York Stock Exchange on the business date next preceding the Closing Date as define in Section 3.1), using the valuation procedures set forth in the Epiphany Fund’s Agreement and Declaration of Trust and the Transferring Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. For purposes of the Reorganization, the net asset value per share of the Acquiring Fund Shares shall be equal to the Transferring Fund’s aggregate net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund shares to be issued in exchange for the Transferring Fund’s assets shall be equal to the number of full and fractional Transferring Fund shares issued and outstanding on the Valuation Date adjusted by differences in net asset value per share between the Transferring Fund and the Acquiring Fund. Such issuance shall be accomplished on a class equivalent basis, i.e. Class A and Class N shareholders of the Transferring Fund will receive Class A and Class N shares of the Acquiring Fund, respectively.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Mutual Shareholder Services, LLC, the Transferring Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Transferring Fund and confirmed by Huntington Asset Services, Inc., the Acquiring Fund’s accounting agent.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Parties shall make respective best efforts to close the Reorganization (the “Closing”) on or before October 28, 2013 (the “Closing Date”), unless the parties agree in writing otherwise. All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. Eastern time at the offices of Valued Advisers Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Transferring Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable as mutually determined by the parties, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3 TRANSFER AGENT’S CERTIFICATE. The Epiphany Funds shall instruct its transfer agent, Mutual Shareholder Services, LLC, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Epiphany Funds a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Epiphany Funds that such Acquiring Fund Shares have been credited to the Transferring Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

3.4 CUSTODIAN’S CERTIFICATE. The Epiphany Funds shall instruct its custodian, Huntington National Bank, to deliver at the Closing a certificate of an authorized officer stating that: (a) the Transferring Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund. The Transferring Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by Mutual Shareholder Services, LLC to the custodian for the Acquiring Fund, Huntington National Bank, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances, and claims whatsoever, in accordance with the custom of brokers. The Transferring Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants. The cash to be transferred by the Transferring Fund shall be transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRANSFERRING FUND. The Transferring Fund represents and warrants to Valued Advisers Trust and the Acquiring Fund as follows:

(a) The Transferring Fund is a separate investment series of Epiphany Funds, a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio.

(b) Epiphany Funds is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectus and Statement of Additional Information of the Transferring Fund, to the extent incorporated by reference in the Registration/Proxy Statement, conforms in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in material violation of any provision of Epiphany Funds’ Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or ability to consummate the transactions herein contemplated.

(g) At the Closing date, all audited financial statements of the Transferring Fund at October 31, 2012 (and all unaudited financial statements of the Transferring Fund as of April 30,

2013) are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of such date, and there are no known contingent liabilities of the Transferring Fund as of such date not disclosed therein.

(h) Since April 30, 2013, there has not been any material adverse change in the Transferring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of a Transferring Fund due to declines in the value of Transferring Fund’s assets, the discharge of the Transferring Fund liabilities or the redemption of Transferring Fund shares by the Transferring Fund shareholders shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Transferring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each fiscal year of its operation, the Transferring Fund has met the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification and treatment as a regulated investment company and has distributed in each such year all investment company taxable income and net capital gains as defined in the Code. Before the Closing Date, the Transferring Fund will have declared dividends sufficient to distribute all of its investment company taxable income for the period ending on the Closing Date. The Transferring Fund will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current fiscal year.

(k) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund’s shares, nor is there outstanding any security convertible into any of each of the Transferring Fund’s shares.

(l) At the Closing Date, the Transferring Fund or its nominee will have good and marketable title to the Transferring Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund and, subject to approval by the Transferring Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) The Registration/Proxy Statement complies in all material respects with the Securities Exchange Act of 1934 (the “1934 Act”) and (only as it relates to the Transferring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(p) The Board of Trustees of the Transferring Fund has concluded that the Transferring Fund and its shareholders will not suffer any unfair burden as a result of the Reorganization.

(q) The Transferring Fund has provided the Acquiring Fund with its most recent audited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of the Transferring Fund’s assets as of the date thereof. The Transferring Fund hereby represents that as of the Effective Date there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders. The Transferring Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Trust and the Transferring Fund as follows:

(a) The Acquiring Fund is a separate investment series of Valued Advisers Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) Valued Advisers Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The prospectus and statement of additional information, as of the Closing Date, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of Valued Advisers Trust’s Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Valued Advisers Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. Valued Advisers Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date, if any, shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(g) The Acquiring Fund has not commenced operation; however, once it does, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the fiscal year in which the Reorganization occurs and will continue to meet all the requirements for that qualification and intends to distribute in each fiscal year all investment company taxable income and net capital gains.

(h) The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of Valued Advisers Trust, and this Agreement constitutes a valid and binding obligation of Valued Advisers Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Acquiring Fund Shares to be issued and delivered to the Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(k) The information furnished by Valued Advisers Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(l) The Acquiring Fund has provided the Transferring Fund with information reasonably necessary for the preparation of a Registration/Proxy Statement in compliance with the 1933 and 1934 Acts in connection with the meeting of the shareholders of the Transferring Fund to approve this Agreement and the transactions contemplated hereby. The Registration/Proxy Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n) Valued Advisers Trust has filed a post-effective amendment to its registration statement on Form N-1 A, with the Commission, for the purpose of registering the Acquiring Fund as a series of Valued Advisers Trust. The post-effective amendment will be effective on or before the Closing Date.

(o) The Acquiring Fund Board of Trustees will, for a period of no less than 3 years following the closing of the Reorganization, be composed of at least 75% of persons who are not interested persons of Dana Investment Advisers, Inc.

(p) The Acquiring Fund Board of Trustees will assure that the Acquiring Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

5.1 OPERATION IN ORDINARY COURSE. The Transferring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include shareholder purchases and the distribution of customary dividends, distributions, and redemptions. The Acquiring Fund will not commence operation until the Closing Date.

5.2 APPROVAL BY SHAREHOLDERS. Epiphany Funds will call a meeting of the shareholders of the Transferring Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Transferring Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, Valued Advisers Trust and the Transferring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of Valued Advisers Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in its name by Valued Advisers Trust’s President or Vice President, in form and substance reasonably satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request. The Transferring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Fund approving this Agreement and the transactions contemplated herein.

6.2 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion from The Law Offices of John H. Lively & Associates, Inc., counsel to Valued Advisers Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Transferring Fund, and opining that:

(a) The Acquiring Fund is an investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel’s knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Acquiring Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed, and delivered by Valued Advisers Trust on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund’s Shareholders as provided by this

Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Valued Advisers Trust’s Agreement and Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which Valued Advisers Trust is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Valued Advisers Trust or the Acquiring Fund is a party or by which it is bound.

(f) Only in so far as they relate to the Acquiring Fund, the descriptions in the Registration/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(g) In the ordinary course of such counsel’s representation of Valued Advisers Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration/Proxy Statement or the Closing Date required to be described in the Registration/Proxy Statement or to be filed as exhibits to the Registration/Proxy Statement which are not described or filed as required.

(h) In the ordinary course of such counsel’s representation of Valued Advisers Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Valued Advisers Trust or any of its properties or assets and Valued Advisers Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration/Proxy Statement.

(i) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by Valued Advisers Trust and the Acquiring Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of The Law Offices of John H. Lively & Associates, Inc appropriate to render the opinions expressed therein.

6.3 The post-effective amendment on Form N-1A filed by Valued Advisers Trust with the Commission to register the Acquiring Fund as a series of Valued Advisers Trust is effective and no stop order has been issued by the Commission.

6.4 Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the

Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Registration/Proxy Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Transferring Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Transferring Fund approving this Agreement and the transactions contemplated herein.

7.2 The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund’s assets and liabilities, together with a list of the Transferring Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

7.3 With respect to the Transferring Fund, Valued Advisers Trust shall have received on the Closing Date an opinion of Thompson Hine LLP, counsel to Epiphany Funds and the Transferring Fund, in a form reasonably satisfactory to the Acquiring Fund, and opining that:

(a) The Transferring Fund is an investment series of Epiphany Funds, a trust duly organized, validly existing and in good standing under the laws of the State of Ohio, and to such counsel’s knowledge, has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Transferring Fund is a series of an Ohio business trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) This Agreement has been duly authorized, executed and delivered by Epiphany Funds on behalf of the Transferring Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d) Assuming that consideration therefore of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable, and no shareholder of the Transferring Fund has any statutory preemptive rights in respect thereof.

(e) The Registration/Proxy Statement, to the knowledge of such counsel, is effective and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Ohio is required for consummation by the Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Agreement and Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Transferring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust or the Transferring Fund is a party or by which it or they are bound.

(g) Only insofar as they relate to the Transferring Fund, the descriptions in the Registration/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

(h) In the ordinary course of such counsel’s representation of the Transferring Fund and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Transferring Fund existing on or before the effective date of the Registration/Proxy Statement or the Closing Date, required to be described in the Registration/Proxy Statement or to be filed as exhibits to the Registration/Proxy Statement which are not described or filed as required.

(i) In the ordinary course of such counsel’s representation of the Trust and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or any of its respective properties or assets and the Trust is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration/Proxy Statement.

(j) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Epiphany Funds and the Transferring Fund of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.

7.4 Valued Advisers Trust shall have received from Epiphany Funds a paid receipt for liability coverage, for the period beginning at the Closing Date and ending not less than five years thereafter, with coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Epiphany Funds, covering the actions of such Trustees and officers of Epiphany Funds for the period they served as such.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

AND THE TRANSFERRING FUND TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with the provisions of the Trust’s Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4 The Registration/Proxy Statement shall have become effective under the 1934 Act, and no stop orders suspending the effectiveness of the Registration/Proxy Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1934 Act. In addition, the registration statement on Form N-1A for the Acquiring Fund, including the post-effective amendment to register the Acquiring Fund as a series of Valued Advisers Trust, shall be effective.

8.5 The Transferring Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Transferring Fund’s Shareholders all of the Transferring Fund’s investment company taxable income for all taxable periods, if any, ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods, if any, ending on the Closing Date (after reduction for any capital loss carryforward).

8.6 The parties shall have received a favorable legal opinion from The Law Offices of John H. Lively & Associates, Inc. addressed to Valued Advisers Trust and the Epiphany Funds and their respective Trustees, substantially to the effect that, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Transferring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c) No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Transferring Fund Shareholders in exchange for their shares of the Transferring Fund.

(d) No gain or loss will be recognized by the Transferring Fund shareholders upon the exchange of their Transferring Fund shares for the Acquiring Fund Shares in liquidation of the Transferring Fund.

(e) The aggregate tax basis for the Acquiring Fund Shares received by the Transferring Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares held by such shareholder immediately prior to the Closing. The holding period of the Acquiring Fund Shares received by the Transferring Fund shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder (provided the Transferring Fund shares were held as capital assets on the date of the Closing).

(f) The tax basis of the Transferring Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Closing, and the holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of The Law Offices of John H. Lively & Associates, Inc. appropriate to render the opinions expressed therein. The delivery of such opinion is conditioned upon receipt by The Law Offices of John H. Lively & Associates, Inc. of representations it shall request of Epiphany Funds and Valued Advisers Trust. Notwithstanding anything herein to the contrary, only the Acquiring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Dana Investment Advisers, Inc. (the “Adviser”) shall pay Transferring Fund and Acquiring Fund expenses, if any, incurred in connection with the Reorganization. Shareholders of the Transferring Fund and the Acquiring Fund will pay their respective expenses, if any, incurred in connection with the Reorganization. Further, the Adviser agrees to provide the Board of Trustees of Epiphany Funds with tail insurance in connection with the Reorganization, for a three-year period following the Closing Date, to indemnify the members of that Board to the extent that they would have been subject to indemnification under Epiphany Funds’ Declaration of Trust with respect to any matters relating to the Transferring Fund.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

AMENDMENTS

11.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts; provided, however, that following the meeting of shareholders of the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Transferring Fund’s shareholders under this Agreement to the detriment of such Transferring Fund’s Shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

12.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

12.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

12.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

12.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.

Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

12.5 With respect to Epiphany Funds and Valued Advisers Trust, the names used herein refer respectively to the trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of each respective trust filed in their respective jurisdictions, which are hereby referred to and are also on file at the principal offices of each respective trust. The obligations of each trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of that respective trust personally, but bind only the trust property, and all persons dealing with the Transferring Fund and the Acquiring Fund must look solely to the trust property belonging to the Transferring Fund and the Acquiring Fund for the enforcement of any claims against the Transferring Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

VALUED ADVISERS TRUST ON BEHALF OF DANA LARGE CAP EQUITY FUND

By:

Title:

EPIPHANY FUNDS ON BEHALF OF DANA LARGE CAP CORE FUND

By:

Title:

DANA INVESTMENT ADVISERS, INC. solely for the purposes of Article IX

By:

Title:

EXHIBIT B

FINANCIAL HIGHLIGHTS

Dana Large Cap Core Fund – Class A

Financial Highlights

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2013		Years Ended		Period Ended 10/31/2010(a)
			10/31/2012	10/31/2011
Net Asset Value, at Beginning of Period	$13.92		$12.52	$11.84	$10.00

Income From Investment Operations:
Net Investment Income (Loss)*	0.09		0.14	0.08	—	***
Net Gain (Loss) on Securities (Realized and Unrealized)	1.78		1.52	0.67	1.84

Total from Investment Operations	1.87		1.66	0.75	1.84
Distributions:
From Net Investment Income	(0.13)		(0.13)	(0.07)	—
From Net Realized Gain	(0.10)		(0.13)	—	—

Total from Distributions	(0.23)		(0.26)	(0.07)	—
Redemption Fees***	—		—	—	—
Net Asset Value, at End of Period	$15.56		$13.92	$12.52	$11.84

Total Return**	13.61	%(c)	13.54%	6.36%	8.13	%(c)
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$291		$678	$301	$3
Before Waiver:
Ratio of Expenses to Average Net Assets	2.21	%(b)	2.27%	3.11%	4.75	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57	%(b)	0.22%	(0.95)%	(2.94	)%(b)
After Waiver:
Ratio of Expenses to Average Net Assets	1.50	%(b)	1.50%	1.50%	1.50	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.28	%(b)	1.00%	0.66%	0.31	%(b)
Portfolio Turnover	38	%(b)	54%	53%	32	%(b)

(a)	The Dana Large Cap Core Fund Class A commenced operations on July 28, 2010.
(b)	Annualized
(c)	Not annualized
*	Per share net investment income has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
***	The amount is less than $0.005 per share.

B-1

Dana Large Cap Core Fund – Class N

Financial Highlights

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2013		Years Ended		Period Ended 10/31/2010(a)
			10/31/2012	10/31/2011
Net Asset Value, at Beginning of Period	$13.88		$12.50	$11.83	$10.00

Income From Investment Operations:
Net Investment Income (Loss)*	0.11		0.14	0.09	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	1.81		1.51	0.67	1.81

Total from Investment Operations	1.92		1.65	0.76	1.87
Distributions:
From Net Investment Income	(0.12)		(0.14)	(0.09)	(0.04)
From Net Realized Gain	(0.08)		(0.13)	—	—

Total from Distributions	(0.20)		(0.27)	(0.09)	(0.04)
Redemption Fees***	—		—	—	—
Net Asset Value, at End of Period	$15.60		$13.88	$12.50	$11.83

Total Return**	13.96	%(c)	13.44%	6.40%	18.76	%(c)
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$15,850		$12,819	$8,961	$3,524
Before Waiver
Ratio of Expenses to Average Net Assets	2.20	%(b)	2.30%	3.50%	9.63	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26	%(b)	0.24%	(1.28)%	(7.32	)%(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.98	%(b)	1.50%	1.50%	1.50	%(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48	%(b)	1.04%	0.72%	0.82	%(b)
Portfolio Turnover	38	%(c)	54%	53%	32	%(c)

(a)	The Dana Large Cap Core Fund Class N commenced operations on March 1, 2010.
(b)	Annualized
(c)	Not annualized
*	Per share net investment income has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
***	The amount is less than $0.005 per share.

B-2

STATEMENT OF ADDITIONAL INFORMATION

September 16, 2013

EPIPHANY FUNDS

106 Decker Court, Suite 226

Irving, Texas 75062

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, September 16, 2013, for the Special Meeting of Shareholders of the Epiphany Funds (the “Trust”) with respect to the Dana Large Cap Core Fund (the “Fund”) to be held on October 22, 2013. At the Special Meeting, shareholders of the Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between the Trust and Valued Advisers Trust on behalf of the Dana Large Cap Equity Fund, a series of the Valued Advisers Trust. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-320-2185. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Fund is contained in and incorporated by reference to the Statement of Additional Information for the Trust dated March 1, 2013. The audited financial statements and related independent registered public accountants’ report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending October 31, 2012 and the unaudited financial statements contained in the Semi-Annual Report to shareholders for the period ended April 30, 2013 are incorporated herein by reference. Copies are available upon request and without charge by calling 1-800-320-2185.

The Statement of Additional Information for the Acquiring Fund is not yet effective and is subject to completion. The Acquiring Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Fund in exchange for shares of the Acquiring Fund, a series of Valued Advisers Trust; and (ii) the distribution of shares of the Acquiring Fund so received to shareholders of the Fund.

PRO FORMA FINANCIAL STATEMENTS

No pro forma financial statements have been prepared and included relating to the proposed reorganization of the Fund into the Acquiring Fund because the Acquiring Fund is a newly-organized fund and does not have any assets or liabilities as of the date hereof.

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15.     INDEMNIFICATION.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.     EXHIBITS.

(1) Charter Document.

(a)	Registrant’s Certificate of Trust is incorporated by reference to the Registration Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on June 16, 2008.

(b)	Registrant’s Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008.

(c)	Amended Schedule A to the Registrant’s Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed with the SEC on February 1, 2013.

(2) By-laws.

(a)	Registrant’s By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008.

(b)	Amendment to the Registrant’s By-Laws is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed with the SEC on March 16, 2010.

(3) Voting Trust Agreements. None

(4) Agreement of Reorganization. Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust and By-Laws of the Registrant.

(6) Investment Advisory Contracts.

(a)	Investment Advisory Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed with the SEC on March 10, 2009

(b)	Investment Advisory Agreement between the Trust and TEAM Financial Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the SEC on December 9, 2009.

(c)	Investment Advisory Agreement between the Trust and LongShort Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010.

(d)	Investment Subadvisory Agreement between LongShort Advisors, LLC and Independence Capital Asset Partners, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010.

(e)	Investment Advisory Agreement between the Trust and Geier Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on December 16, 2010.

(f)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC is incorporated by reference Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on April 18, 2011.

(g)	Investment Advisory Agreement between the Trust and Longview Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the SEC on June 6, 2011.

(h)	Investment Advisory Agreement between the Trust and Cloud Capital, LLC is incorporated by reference Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011.

(i)	Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2012.

(j)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2011.

(k)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc. is incorporated by reference to Post-Effective amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2011.

(l)	Investment Advisory Agreement between the Trust and Todd Veredus Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed with the SEC on January 6, 2012.

(m)	Investment Advisory Agreement BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012.

(n)	Investment Advisory Agreement between the Trust and Mitchell Capital Management Co, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed with the SEC on February 1, 2013.

(o)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(p)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Dynamic Allocation Fund is incorporated by reference Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013.

(q)	Investment Advisory Agreement between the Trust and SMI Advisory Service3s, LLC with respect to the Sound Mind Investment Fund is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013.

(r)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Balanced Fund is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013.

(s)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013.

(t)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent will be filed with a future amendment to the Registration Statement on Form N-1A.

(u)	Form of Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(7) Underwriting Contracts.

(a)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on July 6, 2009.

(b)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. with regard to the Dana Large Cap Equity Fund is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(8) Bonus or Profit Sharing Contracts. None.

(9) Custodial Agreement.

(a)	Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008.

(b)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective amendment No. 99 to the Registration Statement on Form N-1A filed with the SEC on February 1, 2013.

(c)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010.

(d)	Custody Agreement between the Trust and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on December 16, 2010.

(e)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. is incorporated by reference to Post-Effective amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011.

(10) Rule 12b-1 Plans and Rule 18f-3 Plan.

(a)	Rule 12b-1 Plan for Golub Group Equity Fund is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed with the SEC on March 10, 2009.

(b)	Rule 12b-1 Plan for TEAM Asset Strategy und is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed with the SEC on September 24, 2009.

(c)	Rule 12b-1 Plan for Geier Strategic Total Return Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on December 16, 2010.

(d)	Rule 12b-1 Plan for Angel Oak Multi-Strategy Income Fund is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on October 26, 2011.

(e)	Rule 12b-1 Plan for Longview Global Allocation Fund (now known as the Longview Tactical Allocation Fund) is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the SEC on June 6, 2011.

(f)	Rule 12b-1 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund is incorporated by reference to Post-Effective amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011.

(g)	Rule 12b-1 Plan for Granite Value Fund is incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2011.

(h)	Rule 12b-1 Plan for BRC Large Cap Focus Equity Fund is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012.

(i)	Rule 12b-1 Plan for Dreman Contrarian Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(j)	Rule 12b-1 Plan for BFS Equity Fund will be filed with a future amendment to the Registration Statement on Form N-1A.

(k)	Rule 12b-1Plan for Dana Large Cap Equity Fund is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(l)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011.

(m)	Rule 18f-3 Plan for TEAM Asset Strategy Fund is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on September 22, 2011.

(n)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund is incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the SEC on July 11, 2012.

(o)	Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund is incorporated by reference to Post-Effective amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012.

(p)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 29013.

(q)	Rule 18f-3 Plan for Dana Large Cap Equity Fund is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(11) Opinion and Consent of Counsel. To be filed by subsequent amendment.

(12) Opinion and Consent of Counsel regarding tax matters. To be filed by subsequent amendment.

(13) Other Material Contracts.

(a)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008.

(b)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010.

(c)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Geier Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on December 16, 2010.

(d)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on April 18, 2011.

(e)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Longview Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the SEC on June 6, 2011.

(f)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011.

(g)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the SEC on November 22, 2011.

(h)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc.is incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2011.

(i)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Todd Veredus Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed with the SEC on January 6, 2012.

(j)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012.

(k)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Mitchell Capital Management Co.is incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed with the SEC on February 1, 2013.

(l)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(m)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013.

(n)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. will be filed with a future amendment to the Registration Statement on Form N-1A.

(o)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(p)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010.

(q)	Expense Limitation Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2013 (File No. 811-22208).

(r)	Expense Limitation Agreement between the Trust and TEAM Financial Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(s)	Expense Limitation Agreement between the Trust and Geier Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(t)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2012.

(u)	Expense Limitation Agreement between the Trust and Longview Capital Management, LLC is incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A filed with the SEC on December 13, 2012.

(v)	Expense Limitation Agreement between the Trust and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2012.

(w)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2011.

(x)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2018.

(y)	Expense Limitation Agreement between the Trust and Todd Veredus Asset Management, LLC is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed with the SEC on January 6, 2012.

(z)	Amended Expense Limitation Agreement between the Trust and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2013.

(aa)	Expense Limitation Agreement between the Trust and Mitchell Capital Management Co. is incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A filed with the SEC on February 1, 2013.

(bb)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013.

(cc)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013.

(dd)	Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. will be filed with a future amendment to the Registration Statement on Form N-1A.

(ee)	Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. is incorporated by reference to the Registration Statement on Form N-14 filed with the SEC on August 6, 2013.

(14) Other Opinions. Consent of Auditors is filed herewith.

(15) Omitted Financial Statements. None.

(16) Powers of Attorney. Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008; Post-Effective amendment No. 13 to the Registration Statement on Form N-1A filed with the SEC on March 16, 2010; Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on June 18, 2010; and Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2013.

(17) Other.

(a)	Prospectus and Statement of Additional Information of the Dana Large Cap Core Fund (Epiphany Funds) is incorporated by reference to Post-Effective Amendment No. 22 to the Epiphany Funds’ Registration Statement on Form N-1A, filed with the SEC on March 1, 2013.

(b)	Audited Annual Financial Report for the Dana Large Cap Core Fund (Epiphany Funds) for the fiscal year ended October 31, 2012 is incorporated by reference to the Epiphany Funds’ Form N-CSR, filed with the SEC on January 7, 2013.

(c)	Proxy Card is filed herewith.

ITEM 17.     UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Indianapolis and State of Indiana, on the 23rd day of September, 2013.

VALUED ADVISERS TRUST

By:	*
R. Jeffrey Young
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on by the following persons in the capacities indicated on the 23rd day of September, 2013:

Name	Title

* Dr. Merwyn Vanderlind	Trustee

* Ira Cohen	Trustee

* R. Jeffrey Young	President and Trustee

* Robert W. Silva	Treasurer and Principal Financial Officer

*By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
14	Consent of Auditors

17(c)	Form of Proxy Card